Other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Assets [Abstract]
Value-added tax receivable	$ 1,449	$ 858
Advanced payment to suppliers	7	53
Deposits, current	9	4
Other current assets	4	4
Total other current assets	$ 1,469	$ 919